Long-term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Long-term Debt

12. Term Debt

Senior Secured Notes

Pursuant to the Note Purchase Agreement and the First Amendment, as of September 30, 2023 and December 31, 2022, the Company has certain notes outstanding referred to as the senior secured notes (the “Senior Secured Notes”).

Pursuant to the Note Purchase Agreement and First Amendment (see Note 18), the Senior Secured Notes provide for:

●	a provision for the Company to enter into Delayed Draw Term Notes (as described below), in an aggregate principal amount of $9,928 as of December 31, 2021 (the Company repaid $5,928 on December 31, 2022);

●	a provision where the Company added $13,852 to the principal balance of the notes for interest payable on the notes on last day of a fiscal quarter from September 30, 2020 to December 31, 2021 as payable in-kind;

●	a provision where the paid in-kind interest can be paid in shares of the Company’s common stock based upon the conversion rate specified in the Certificate of Designation for the Series K convertible preferred stock, subject to certain adjustments;

●	an interest rate of 10.0% per annum, subject to adjustment in the event of default, with a provision that within one (1) business day after receipt of cash proceeds from any issuance of equity interests, unless waived, the Company will prepay certain obligations in an amount equal to such cash proceeds, net of underwriting discounts and commissions;

●	interest on the notes payable after February 15, 2022, at the agent’s sole discretion, either (a) in cash quarterly in arrears on the last day of each fiscal quarter or (b) by continuing to add such interest due on such payment dates to the principal amount of the notes;

●	a maturity date of December 31, 2026 (as amended from December 31, 2023 pursuant to the First Amendment), subject to consummation of the Business Combination on or prior to December 31, 2023, which may result in an event of default if not consummated, and subject to certain acceleration conditions; and

●	the Company to enter into the 2022 Bridge Notes for $36,000 and to increase the line of credit with SLR in an aggregate principal amount not to exceed $40,000.

Delayed Draw Term Notes

Pursuant to the Note Purchase Agreement, as of September 30, 2023 and December 31, 2022, the Company has outstanding obligations of $4,000 for delayed draw term notes (the “Delayed Draw Term Notes”) that was further amended pursuant to the First Amendment, which include terms prior to and including the second amended and restated note purchase agreement.

Pursuant to the Note Purchase Agreement and First Amendment (see Note 18), the Delayed Draw Term Notes provide for:

●	an interest rate of 10.0% per annum, subject to adjustment in the event of default;

●	interest on the notes payable after February 15, 2022, at the agent’s sole discretion, either (a) in cash quarterly in arrears on the last day of each fiscal quarter or (b) by continuing to add such interest due on such payment dates to the principal amount of the notes; and

●	a maturity date on December 31, 2026 (as amended from December 31, 2023 pursuant to the First Amendment), subject to consummation of the Business Combination on or prior to December 31, 2023, which may result in an event of default if not consummated, and subject to certain acceleration terms.

2022 Bridge Notes

Pursuant to the First Amendment, the 2022 Bridge Notes outstanding as of December 31, 2022 were amended and reclassified from a current liability to a noncurrent liability.

Pursuant to the Note Purchase Agreement and First Amendment (see Note 18), the 2022 Bridge Notes provide for:

●	an interest rate fixed at 10.0% per annum (as amended from interest that was payable in cash at a rate of 12% per annum quarterly in arrears on March 31, 2023, June 30, 2023, September 30, 2023, and December 31, 2023; provided that, on March 1, 2023, May 1, 2023, and July 1, 2023, the interest rate on the notes increased by 1.5% per annum pursuant to the First Amendment);

●	a maturity date of December 31, 2026 (as amended from December 31, 2023 pursuant to the First Amendment), subject to consummation of the Business Combination on or prior to December 31, 2023, which may result in an event of default if not consummated, and subject to certain mandatory prepayment requirements, including, but not limited to, a requirement that the Company apply the net proceeds from certain debt incurrences or equity offerings to repay the notes;

●	a prepayment requirement to apply a portion of the net proceeds from the Business Combination to repay $20,000 of the principal balance under the notes upon the earlier of December 31, 2023 or the closing of the Business Combination;

●	a provision for the failure to repay the $20,000 prepayment requirement in full with the proceeds of the Business Combination or failure to consummate the Business Combination by December 31, 2023 will result in an event of default under the notes; and

●	an election to prepay the notes, at any time, in whole or in part with no premium or penalty.

The following table summarizes the term debt:

	As of September 30, 2023 (unaudited)			As of December 31, 2022
	Principal Balance	Unamortized Discount and Debt Issuance Costs	Carrying Value	Principal Balance	Unamortized Discount and Debt Issuance Costs	Carrying Value
Senior Secured Notes, effective interest rate of 11.4% as of September 30, 2023, as amended, matures December 31, 2026, subject to acceleration	$62,691	$(228)	$62,463	$62,691	$(904)	$61,787
Delayed Draw Term Notes, effective interest rate of 12.5% as of September 30, 2023, as amended, matures December 31, 2026, subject to acceleration	4,000	(26)	3,974	4,000	(103)	3,897
2022 Bridge Notes, effective interest rate of 10.2% as of September 30, 2023, as amended, matures December 31, 2026, subject to acceleration	36,000	(95)	35,905	-	-	-
Total	$102,691	$(349)	$102,342	$66,691	$(1,007)	$65,684

As of September 30, 2023, the current maturities and noncurrent maturities under the term debt were $19,980 and $82,362, respectively, totaling $102,342, and as of December 31, 2022, the current maturities and noncurrent maturities were $65,684 an $0, respectively, totaling $65,684.

The Company’s principal maturities of the term debt of $102,691 are due as follows: (i) $20,000 due upon the earlier of December 31, 2023 or the closing of the Business Combination; and (ii) $82,691 due on December 31, 2026, subject acceleration if the Business Combination in not consummated on or prior to December 31, 2023.

Information for the three and nine months ended September 30, 2023 and 2022 with respect to interest expense related to the term debt is provided below.

Interest Expense

The following table represents interest expense:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Amortization of debt costs:
Line of credit	$54	$-	$161	$-
2022 Bridge Notes	161	-	1,200	-
Senior Secured Notes	228	228	676	803
Delayed Draw Term Notes	26	52	77	412
2023 Notes	64	-	64	-
Total amortization of debt costs	533	280	2,178	1,215
Noncash and accrued interest:
Parade	-	-	-	86
Other accrued interest	152	-	754	-
Total noncash and accrued interest	152	-	754	86
Cash paid interest:
Line of credit	598	372	1,345	814
2022 Bridge Notes	1,317	-	3,763	-
Senior Secured Notes	1,602	1,602	4,754	4,754
Delayed Draw Term Notes	102	254	303	753
2023 Notes	44	-	44	-
Other	32	676	422	888
Total cash paid interest	3,695	2,904	10,631	7,209
Less interest income (1)	(338)	-	(338)	-
Total interest expense	$4,042	$3,184	$13,225	$8,510

(1)	During the three and nine months ended September 30, 2023, the Company recorded interest income of $338 related to the refunds received from the employee retention credits.

Noncash and accrued interest of $204 as of December 31, 2022, related to the 2022 Bridge Notes, was paid in cash during the nine months ended September 30, 2023.

20. Long-term Debt

Senior Secured Notes

As of December 31, 2022 and 2021, the Company had an outstanding obligation with B. Riley, in its capacity as agent for the purchasers and as purchaser, pursuant to a third amended and restated note purchase agreement (the “Senior Secured Notes”) entered into on December 15, 2022, where it amended the second amended and restated note purchase agreement issued on January 23, 2022.

The Senior Secured Notes, prior to and including the third amended and restated note purchase agreement, provide for:

●	a provision for the Company to enter into Delayed Draw Term Notes (as described below), in the aggregate principal amount of $9,928 as of December 31, 2021;

●	a provision where the Company added $13,852 to the principal balance of the notes for interest payable on the notes on last day of a fiscal quarter from September 30, 2020 to December 31, 2021 as payable in-kind;

●	a provision where the paid in-kind interest can be paid in shares of the Company’s common stock based upon the conversion rate specified in the Certificate of Designation for the Series K Preferred Stock, subject to certain adjustments;

●	an interest rate of 10.0% per annum, subject to adjustment in the event of default, with a provision that within one (1) business day after receipt of cash proceeds from any issuance of equity interests, the Company will prepay certain obligations in an amount equal to such cash proceeds, net of underwriting discounts and commissions;

●	interest on the notes will be payable after February 15, 2022, at the agent’s sole discretion, either (a) in cash quarterly in arrears on the last day of each fiscal quarter or (b) by continuing to add such interest due on such payment dates to the principal amount of the notes;

●	a maturity date of December 31, 2023, subject to certain acceleration conditions;

●	all borrowings under the notes to be collateralized by substantially all assets of the Company; and

●	the Company to enter into the Bridge Notes for $36,000 and to increase the line of credit with SLR in an aggregate principal amount not to exceed $40,000.

Delayed Draw Term Notes

As of December 31, 2022 and 2021, the Company had an outstanding obligation with B. Riley, in its capacity as agent for the purchasers and as purchaser, pursuant to a third amended and restated note purchase agreement (the “Delayed Draw Term Notes”) entered into on December 15, 2022, where it amended the second amended and restated note purchase agreement issued on January 23, 2022:

The Delayed Draw Term Notes, prior to and including the third amended and restated note purchase agreement, provide for:

●	an interest rate of 10.0% per annum, subject to adjustment in the event of default;

●	a drawdown of $5,086 ($4,578 net proceeds were received after payment of commitment and funding fees paid $509) on December 28, 2021; and

●	interest on the notes to be payable after February 15, 2022, at the agent’s sole discretion, either (a) in cash quarterly in arrears on the last day of each fiscal quarter or (b) by continuing to add such interest due on such payment dates to the principal amount of the notes;

a maturity date on December 31, 2022 for $5,928 of principal due (repaid with the proceeds from the Bridge Notes) with the remaining balance due of $4,000 on December 31, 2023, subject to certain acceleration terms; and

●	all borrowings under the notes to be collateralized by substantially all assets of the Company.

The following table summarizes the long-term debt:

	As of December 31, 2022			As of December 31, 2021
	Principal Balance	Unamortized Discount and Debt Issuance Costs	Carrying Value	Principal Balance	Unamortized Discount and Debt Issuance Costs	Carrying Value
Senior Secured Notes, as amended, matures December 31, 2023	$62,691	$(904)	$61,787	$62,691	$(1,935)	$60,756
Delayed Draw Term Notes, as amended, matures December 31, 2023	4,000	(103)	3,897	9,928	(567)	9,361
Total	$66,691	$(1,007)	$65,684	$72,619	$(2,502)	$70,117
Carrying value:
Current portion			$65,684			$5,744
Long-term portion			-			64,373
Total			$65,684			$70,117

As of December 31, 2022 and 2021, the Company’s Delayed Draw Term Notes, as amended, carrying value of $3,897 and $9,361, respectively, was as follows: (1) $0 and $5,928 for the first draw (less unamortized discount and debt issuance costs of $0 and $180), respectively; and (2) $4,000 and $4,000 for the second draw (less unamortized discount and debt issuance costs of $103 and $387), respectively. As of December 31, 2022, the effective interest of the Senior Secured Notes and Delayed Draw Term Notes second draw was 11.4% and 12.5%, respectively.

The Company’s principal maturities of long-term debt are due December 31, 2023 in the amount of $66,691.

Information for the years ended December 31, 2022 and 2021 with respect to interest expense related to long-term debt is provided below.

Interest Expense

The following table represents interest expense:

	Years Ended December 31,
	2022	2021
Amortization of debt costs:
Senior Secured Notes	$1,031	$1,806
Delayed Draw Term Notes	464	300
Bridge Notes	77	-
Line of credit	9	-
Total amortization of debt costs	1,581	2,106
Accrued and noncash converted interest:
Senior Secured Notes	-	6,394
Delayed Draw Term Notes	-	548
Bridge Notes	204	-
Parade	116	-
Payroll Protection Program Loan	-	14
Total accrued and noncash converted interest	320	6,956
Cash paid interest:
Senior Secured Notes	6,356	-
Delayed Draw Term Notes	980	-
Line of credit	1,328	825
Other	864	568
Total cash paid interest	9,528	1,393
Total interest expense	$11,429	$10,455

Paycheck Protection Program Loan

During the year ended December 31, 2021, the Company recorded a $5,717 (including accrued interest of $14) gain upon debt extinguishment that was recognized pursuant to a Paycheck Protection Program Loan that was forgiven on June 22, 2021 that was entered into on April 6, 2020 with JPMorgan Chase Bank, N.A. under the enacted Coronavirus Aid, Relief, and Economic Security Act administered by the U.S. Small Business Administration, in other income on the consolidated statements of operations.